Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Financial Instruments

10.	Financial Instruments

The preparation of our consolidated financial statements in accordance with GAAP requires certain of our assets and liabilities to be reflected at their fair value, and others on another basis, such as an adjusted historical cost basis.  In this note, we provide details on the fair value of financial assets and liabilities and how we determine those fair values.  We present this information for those financial instruments that are measured at fair value for which the change in fair value impacts net income or other comprehensive income separately from other financial assets and liabilities.

Financial Instruments Measured at Fair Value in our Balance Sheets
Certain of our financial instruments are measured at fair value in our balance sheets.  The fair values of these instruments are based on valuations that include inputs that can be classified within one of three levels of a hierarchy established by GAAP.  The following are the levels of the hierarchy and a brief description of the type of valuation information (“inputs”) that qualifies a financial asset or liability for each level:

◦	Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets.

◦
Level 2 – Inputs other than Level 1 that are based on observable market data.  These include: quoted prices for similar assets in active markets, quoted prices for identical assets in inactive markets, inputs that are observable that are not prices (such as interest rates and credit risks) and inputs that are derived from or corroborated by observable markets.

◦	Level 3 – Developed from unobservable data, reflecting our own assumptions.

Financial assets and liabilities are classified based upon the lowest level of input that is significant to the valuation.  When quoted prices in active markets for identical assets and liabilities are available, we use these quoted market prices to determine the fair value of financial assets and liabilities and classify these assets and liabilities as Level 1.  In other cases where a quoted market price for identical assets and liabilities in an active market is either not available or not observable, we estimate fair value using valuation methodologies based on available and observable market information or by using a matrix pricing model.  These financial assets and liabilities would then be classified as Level 2.  If quoted market prices are not available, we determine fair value using broker quotes or an internal analysis of each investment’s financial performance and cash flow projections.  Thus, financial assets and liabilities may be classified in Level 3 even though there may be some significant inputs that may be observable.

The following is a description of the valuation methodologies used for our financial assets and liabilities that are measured at fair value, including the general classification of such assets and liabilities pursuant to the valuation hierarchy.

Debt Securities – Where quoted prices are available in an active market, our debt securities are classified in Level 1 of the fair value hierarchy.  Our Level 1 debt securities are comprised primarily of U.S. Treasury securities.  If Level 1 valuations are not available, the fair value is determined using models such as matrix pricing, which use quoted market prices of debt securities with similar characteristics, or discounted cash flows to estimate fair value.  We obtained one price for each of our Level 2 debt securities and did not adjust any of these prices at December 31, 2011 or 2010.

We also value certain debt securities using Level 3 inputs.  For Level 3 debt securities, fair values are determined by outside brokers or, in the case of certain private placement securities, are priced internally.  Outside brokers determine the value of these debt securities through a combination of their knowledge of the current pricing environment and market flows.  We obtained one non-binding broker quote for each of these Level 3 debt securities and did not adjust any of these quotes at December 31, 2011 or 2010.  The total fair value of our broker quoted securities was approximately $107 million and $153 million at December 31, 2011 and 2010 respectively.  Examples of these Level 3 debt securities include certain U.S. and foreign corporate securities and certain of our commercial mortgage-backed securities as well as other asset-backed securities.  For some of our private placement securities, our internal staff determines the value of these debt securities by analyzing spreads of corporate and sector indices as well as interest spreads of comparable public bonds.  Examples of these Level 3 debt securities include certain U.S. and foreign securities and certain tax-exempt municipal securities.

Equity Securities – We currently have two classifications of equity securities:  those that are publicly traded and those that are privately held.  Our publicly-traded securities are classified as Level 1 because quoted prices are available for these securities in an active market.  For privately-held equity securities, there is no active market; therefore, we classify these securities as Level 3 because we price these securities through an internal analysis of each investment’s financial statements and cash flow projections.

Derivatives – Our derivative instruments are valued using models that primarily use market observable inputs and therefore are classified as Level 2 because they are traded in markets where quoted market prices are not readily available.

Financial assets and liabilities measured at fair value on a recurring basis in our balance sheets at December 31, 2011 and 2010 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total
December 31, 2011
Assets:
Debt securities:
U.S. government securities	$1,307.0	$252.3	$—	$1,559.3
States, municipalities and political subdivisions	—	2,858.4	1.7	2,860.1
U.S. corporate securities	—	7,122.5	51.6	7,174.1
Foreign securities	—	2,805.7	49.4	2,855.1
Residential mortgage-backed securities	—	900.8	—	900.8
Commercial mortgage-backed securities	—	1,358.3	29.5	1,387.8
Other asset-backed securities	—	419.4	34.4	453.8
Redeemable preferred securities	—	146.6	15.7	162.3
Total debt securities	1,307.0	15,864.0	182.3	17,353.3
Equity securities	.8	—	36.7	37.5
Derivatives	—	2.0	—	2.0
Total	$1,307.8	$15,866.0	$219.0	$17,392.8
Liabilities:
Derivatives	$—	$.1	$—	$.1
December 31, 2010
Assets:
Debt securities:
U.S. government securities	$1,081.0	$292.7	$—	$1,373.7
States, municipalities and political subdivisions	—	2,292.7	3.6	2,296.3
U.S. corporate securities	—	7,201.9	60.7	7,262.6
Foreign securities	—	2,822.4	54.9	2,877.3
Residential mortgage-backed securities	—	1,140.0	—	1,140.0
Commercial mortgage-backed securities	—	1,275.3	36.9	1,312.2
Other asset-backed securities	—	407.4	56.5	463.9
Redeemable preferred securities	—	178.5	17.8	196.3
Total debt securities	1,081.0	15,610.9	230.4	16,922.3
Equity securities	1.4	—	37.9	39.3
Derivatives	—	2.6	—	2.6
Total	$1,082.4	$15,613.5	$268.3	$16,964.2
Liabilities:
Derivatives	$—	$6.5	$—	$6.5

There were no transfers between Levels 1 and 2 during the years ended December 31, 2011 and 2010.

The change in the balance of Level 3 financial assets during 2011 was as follows:

(Millions)	Foreign Securities	Commercial Mortgage-backed Securities	Equity Securities	Other	Total
Beginning balance	$54.9	$36.9	$37.9	$138.6	$268.3
Net realized and unrealized capital gains (losses):
Included in earnings	1.0	3.4	—	(2.8)	1.6
Included in other comprehensive income	(.8)	1.9	—	2.2	3.3
Other (1)	(.9)	—	(6.4)	(4.2)	(11.5)
Purchases	35.1	—	5.5	22.7	63.3
Sales	(24.5)	—	(.3)	(18.0)	(42.8)
Settlements	(1.3)	(12.7)	—	(28.5)	(42.5)
Transfers out of Level 3, net	(14.1)	—	—	(6.6)	(20.7)	(2)
Ending balance	$49.4	$29.5	$36.7	$103.4	$219.0
Amount of Level 3 net unrealized losses
included in net income	$—	$—	$—	$(.2)	$(.2)

(1)	Reflects realized and unrealized capital gains and losses on investments supporting our experience-rated and discontinued products, which do not impact our operating results.
(2)    Gross transfers into Level 3 during 2011 include $11.1 million of Other financial assets. Gross transfers out of Level 3 during
2011 include $17.7 million of Other financial assets and $14.1 million of Foreign Securities.

The change in the balance of Level 3 financial assets during 2010 was as follows:

(Millions)	U.S. Corporate Securities	Foreign Securities	Other	Total
Beginning balance	$128.1	$199.0	$156.4	$483.5
Net realized and unrealized gains (losses):
Included in earnings	(.9)	8.2	4.1	11.4
Included in other comprehensive income	.1	(2.3)	27.1	24.9
Other (1)	(.8)	.5	(5.9)	(6.2)
Purchases, sales and settlements	(64.4)	(83.6)	(24.1)	(172.1)
Transfers out of Level 3, net	(1.4)	(66.9)	(4.9)	(73.2)
Ending balance	$60.7	$54.9	$152.7	$268.3
Amount of Level 3 net unrealized losses
included in net income	$—	$—	$(.9)	$(.9)

(1)	Reflects realized and unrealized capital gains and losses on investments supporting our experience-rated and discontinued products, which do not impact our operating results.

Transfers into Level 3 during 2010 were not significant. Additionally, during 2010, certain investments previously classified as Level 3 were reclassified to Level 2 because we were able to obtain observable market data.

Financial Instruments Not Measured at Fair Value in our Balance Sheets
The following is a description of the valuation methodologies used for estimating the fair value of our financial assets and liabilities that are carried on our balance sheets at adjusted cost or contract value.

Mortgage loans:  Fair values are estimated by discounting expected mortgage loan cash flows at market rates that reflect the rates at which similar loans would be made to similar borrowers.  These rates reflect our assessment of the credit quality and the remaining duration of the loans.  The fair value estimates of mortgage loans of lower credit quality, including problem and restructured loans, are based on the estimated fair value of the underlying collateral.

Investment contract liabilities:
•With a fixed maturity:  Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, us for similar contracts.
•Without a fixed maturity:  Fair value is estimated as the amount payable to the contract holder upon demand.  However, we have the right under such contracts to delay payment of withdrawals that may ultimately result in paying an amount different than that determined to be payable on demand.

Long-term debt:  Fair values are based on quoted market prices for the same or similar issued debt or, if no quoted market prices are available, on the current rates estimated to be available to us for debt of similar terms and remaining maturities.

The carrying value and estimated fair value of certain of our financial instruments at December 31, 2011 and 2010 were as follows:

	2011		2010
(Millions)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Assets:
Mortgage loans	$1,648.5	$1,703.7	$1,509.8	$1,526.1
Liabilities:
Investment contract liabilities:
With a fixed maturity	34.6	34.9	41.7	42.7
Without a fixed maturity	543.9	559.4	511.5	510.9
Long-term debt	3,977.7	4,643.1	4,382.5	4,728.9

Separate Accounts Measured at Fair Value in our Balance Sheets
Separate Accounts assets in our Large Case Pensions business represent funds maintained to meet specific objectives of contract holders.  Since contract holders bear the investment risk of these assets, a corresponding Separate Accounts liability has been established equal to the assets.  These assets and liabilities are carried at fair value.  Net investment income and capital gains and losses accrue directly to such contract holders.  The assets of each account are legally segregated and are not subject to claims arising from our other businesses.  Deposits, withdrawals, net investment income and realized and unrealized capital gains and losses on Separate Accounts assets are not reflected in our statements of income, shareholders’ equity or cash flows.

Separate Accounts assets include debt and equity securities and derivative instruments.  The valuation methodologies used for these assets are similar to the methodologies described beginning on page 85.  Separate Accounts assets have included investments in real estate carried at fair value. Separate Accounts real estate assets were transitioned out of our business in the second quarter of 2010.  The following is a description of the valuation methodologies used to price our real estate investments that were carried at fair value, including the general classification pursuant to the valuation hierarchy.

Real Estate – The values of the underlying real estate investments are estimated using generally accepted valuation techniques and give consideration to the investment structure.  An appraisal of the underlying real estate for each of these investments is performed annually.  In the quarters in which an investment is not appraised or its valuation is not updated, fair value is based on available market information.  The valuation of a real estate investment is adjusted only if there has been a significant change in economic circumstances related to the investment since acquisition or the most recent independent valuation and upon the appraiser’s review and concurrence with the valuation.  Further, these valuations have been prepared giving consideration to the income, cost and sales comparison approaches of estimating property value.  These valuations do not necessarily represent the prices at which the real estate investments would sell, since market prices of real estate investments can only be determined by negotiation between a willing buyer and seller.  Therefore, these investment values are classified as Level 3.

Separate Accounts financial assets at December 31, 2011 and 2010 were as follows:

	2011				2010
(Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Debt securities	$1,079.1	$2,817.8	$—	$3,896.9	$1,059.7	$2,524.9	$56.0	$3,640.6
Equity securities	936.0	—	—	936.0	1,231.9	—	—	1,231.9
Derivatives	—	(5.0)	—	(5.0)	—	.2	—	.2
Total (1)	$2,015.1	$2,812.8	$—	$4,827.9	$2,291.6	$2,525.1	$56.0	$4,872.7

(1)	Excludes $390.3 million and $422.6 million of cash and cash equivalents and other receivables at December 31, 2011 and 2010, respectively.

There were no transfers between Levels 1 and 2 during the years ended December 31, 2011 and 2010.

The change in the balance of Level 3 Separate Accounts financial assets for the years ended December 31, 2011 and 2010 was as follows:

(Millions)	Debt Securities	Real Estate		Total
Balance at December 31, 2009	$97.3	$71.4		$168.7
Total losses accrued to contract holders	(60.4)	5.2		(55.2)
Purchases, sales and settlements	19.8	.2		20.0
Transfers out of Level 3	(.7)	(76.8)	(1)	(77.5)
Balance at December 31, 2010	56.0	—		56.0
Total losses accrued to contract holders	(15.6)	—		(15.6)
Purchases	.4	—		.4
Sales	(39.7)	—		(39.7)
Transfers out of Level 3	(1.1)	—		(1.1)
Balance at December 31, 2011	$—	$—		$—

(1)	The transfers out of level 3 for 2010 primarily represent real estate Separate Accounts assets that were transitioned out of our business in the second quarter of 2010.